Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
INTEREST INCOME
Interest and fees on loans	$ 23,056	$ 17,579	$ 15,380
Interest and dividends on securities	250	78	102
Other interest income	54	54	55
Total interest income	23,360	17,711	15,537
INTEREST EXPENSE
Deposits	2,079	1,656	1,778
Short-term borrowings	106	114	163
Long-term borrowings	217	131	64
Total interest expense	2,402	1,901	2,005
NET INTEREST INCOME	20,958	15,810	13,532
Provision for credit losses	3,255	950	718
Net interest income after provision for credit losses	17,703	14,860	12,814
NONINTEREST INCOME
Service charges on deposit accounts	597	387	322
Realized and unrealized gains on mortgage banking activity	4,341	215	122
Bargain purchase gain	16,090	0	0
Loss on the sale of securities	(228)	0	0
Loss on the sale of other real estate owned	0	(37)	(131)
Income from bank owned life insurance	377	282	0
Loan related income	1,601	115	131
Other operating income	478	362	324
Total noninterest income	23,256	1,324	768
NONINTEREST EXPENSE
Compensation and benefits	13,434	7,397	6,075
Occupancy and equipment	2,462	1,592	1,509
Amortization of core deposit intangible	111	34	0
Marketing and business development	1,674	752	606
Professional fees	1,501	883	535
Data processing fees	866	529	451
FDIC Assessment	442	327	310
Provision for other real estate owned	0	347	48
Loan related expense	1,170	248	384
Other operating expense	2,034	1,130	905
Total noninterest expense	23,694	13,239	10,823
INCOME BEFORE INCOME TAXES	17,265	2,945	2,759
Income tax expense	6,853	984	1,138
NET INCOME	10,412	1,961	1,621
Preferred stock dividends	126	165	616
Net income available to common shareholders	$ 10,286	$ 1,796	$ 1,005
NET INCOME PER COMMON SHARE
Basic (in dollars per share)	$ 2.53	$ 0.44	$ 0.31
Diluted (in dollars per share)	$ 2.48	$ 0.44	$ 0.31